Shareholder Report, Line Graph (Details) - USD ($)	Apr. 22, 2022	Aug. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022
C000232649
Account Value [Line Items]
Line Graph and Table Measure Name	FM Focus Equity ETF
Account Value	$ 10,000	$ 12,440	$ 11,754	$ 11,845	$ 10,898	$ 9,701	$ 10,191	$ 9,419	$ 8,938	$ 8,408	$ 8,892
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 13,732	$ 13,246	$ 12,701	$ 11,489	$ 10,286	$ 10,634	$ 9,779	$ 9,097	$ 8,458	$ 8,892